SIGNIFICANT RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Significant Related Party Transactions
SIGNIFICANT RELATED PARTY TRANSACTIONS

24. SIGNIFICANT RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

Due from related parties

	2024	2023
	USD’000	USD’000
Liping Huang (CEO’s spouse)	-	500
Lei Deng (legal representative of one of the subsidiaries)	-	277
Xiaorong Yang (legal representative of one of the subsidiaries)	-	539

Total	-	1,316

At December 31, 2024, the Company assessed whether the credit risk on a financial instrument has increased significantly since initial recognition, and concluded no loss allowance for ECL needs to be recorded for due from related parties under IFRS 9 as a result of the guaranteed repayment from the Company’s senior officers.

Amount owed to related parties

	2024	2023
	USD’000	USD’000
Amounts owed to related parties	272	78

	272	78

As of December 31, 2024 and 2023, the Company had a loan of $20,000  payable to Alex Ng Man Shek, a former director and corporate secretary of the Company. This loan is interest free, unsecured and repayable on demand.

As of December 31, 2024 and 2023, the Company had due to Weilai Zhang, (the Company’s CEO) of $252,000 and $58,000 no interest, unsecured and payable upon demand.

The director of Anhui Zhongjun, Zhang Yonghong, is also a director of the Company’s subsidiary, Chengdu Future Talented Management and Consulting Co., Ltd.